Consolidated statements of cash flows - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities of continuing operations
Net income/(loss)	SFr (2,945)	SFr 2,324	SFr 2,965
(Income)/loss from discontinued operations, net of tax	0	(102)	(145)
Income/(loss) from continuing operations	(2,945)	2,222	2,820
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	4,889	1,285	1,345
Provision for credit losses	324	186	167
Deferred tax provision/(benefit)	32	684	695
Share of net income/(loss) from equity method investments	(134)	134	34
Trading assets and liabilities, net	26,245	(5,513)	13,961
(Increase)/decrease in other assets	11,395	6,062	(6,902)
Increase/(decrease) in other liabilities	(22,805)	(23,876)	9,992
Other, net	(1,933)	1,196	(38)
Total adjustments	18,013	(19,842)	19,254
Net cash provided by/(used in) operating activities of continuing operations	15,068	(17,620)	22,074
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	349	275	538
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	36,964	11,685	17,120
Purchase of investment securities	(376)	(1,060)	(677)
Proceeds from sale of investment securities	19	930	176
Maturities of investment securities	908	340	832
Investments in subsidiaries and other investments	(594)	(1,264)	(1,792)
Proceeds from sale of other investments	1,938	1,553	3,737
(Increase)/decrease in loans	(5,446)	(23,604)	(9,126)
Proceeds from sale of loans	1,579	1,255	1,483
Capital expenditures for premises and equipment and other intangible assets	(1,102)	(1,056)	(903)
Proceeds from sale of premises and equipment and other intangible assets	13	1	9
Other, net	409	606	122
Net cash provided by/(used in) investing activities of continuing operations	34,661	(10,339)	11,519
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(29,149)	26,040	22,463
Increase/(decrease) in short-term borrowings	(18,148)	3,509	6,002
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(22,149)	(31,001)	(36,347)
Issuances of long-term debt	77,858	74,159	39,090
Repayments of long-term debt	(49,365)	(36,471)	(55,135)
Issuances of common shares	6,035	297	976
Sale of treasury shares	18,752	9,394	9,764
Repurchase of treasury shares	(19,761)	(10,197)	(10,202)
Dividends paid/capital repayments	(427)	(1,252)	(564)
Excess tax benefits related to share-based compensation			0
Other, net	186	(1,192)	(468)
Net cash provided by/(used in) financing activities of continuing operations	(36,168)	33,286	(24,421)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(582)	5,790	(1,216)
Net cash provided by/(used in) discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	(460)	(1,027)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	12,979	10,657	6,929
Cash and due from banks at beginning of period	79,349	68,692	61,763
Cash and due from banks at end of period	92,328	79,349	68,692
Cash paid for income taxes and interest
Cash paid for income taxes	1,010	1,502	833
Cash paid for interest	10,208	9,527	11,876
Assets and liabilities sold in business divestitures
Assets sold	35	687	374
Liabilities sold	7	1,084	170
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	3	143	4
Fair value of liabilities assumed	0	29	0
Bank
Operating activities of continuing operations
Net income/(loss)	(3,377)	1,764	2,629
(Income)/loss from discontinued operations, net of tax	0	(102)	(145)
Income/(loss) from continuing operations	(3,377)	1,662	2,484
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities of continuing operations
Impairment, depreciation and amortization	4,879	1,276	1,337
Provision for credit losses	276	125	93
Deferred tax provision/(benefit)	2	619	658
Share of net income/(loss) from equity method investments	(101)	147	48
Trading assets and liabilities, net	26,141	(5,096)	10,427
(Increase)/decrease in other assets	11,367	6,483	(3,248)
Increase/(decrease) in other liabilities	(22,312)	(24,146)	10,134
Other, net	(1,950)	730	84
Total adjustments	18,302	(19,862)	19,533
Net cash provided by/(used in) operating activities of continuing operations	14,925	(18,200)	22,017
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(929)	(727)	443
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	36,578	11,677	17,120
Purchase of investment securities	(376)	(1,060)	(676)
Proceeds from sale of investment securities	19	118	176
Maturities of investment securities	887	187	673
Investments in subsidiaries and other investments	(555)	(1,228)	(1,338)
Proceeds from sale of other investments	1,895	1,519	3,165
(Increase)/decrease in loans	(3,941)	(23,690)	(8,577)
Proceeds from sale of loans	1,579	1,255	1,483
Capital expenditures for premises and equipment and other intangible assets	(1,087)	(1,043)	(895)
Proceeds from sale of premises and equipment and other intangible assets	13	1	9
Other, net	402	601	115
Net cash provided by/(used in) investing activities of continuing operations	34,485	(12,390)	11,698
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(28,757)	27,137	22,630
Increase/(decrease) in short-term borrowings	(18,148)	3,509	6,002
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(22,149)	(31,001)	(36,347)
Issuances of long-term debt	76,883	74,150	37,914
Repayments of long-term debt	(48,919)	(37,871)	(55,216)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(10)	(84)	(483)
Excess tax benefits related to share-based compensation			0
Other, net	4,789	(488)	736
Net cash provided by/(used in) financing activities of continuing operations	(36,311)	35,352	(24,764)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(578)	5,617	(1,219)
Net cash provided by/(used in) discontinued operations
Net cash provided by/(used in) operating activities of discontinued operations	0	(460)	(1,027)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	12,521	9,919	6,705
Cash and due from banks at beginning of period	78,000	68,081	61,376
Cash and due from banks at end of period	90,521	78,000	68,081
Cash paid for income taxes and interest
Cash paid for income taxes	946	1,455	769
Cash paid for interest	10,158	9,419	11,686
Assets and liabilities sold in business divestitures
Assets sold	35	687	338
Liabilities sold	7	1,084	162
Assets acquired and liabilities assumed in business acquisitions
Fair value of assets acquired	3	143	4
Fair value of liabilities assumed	SFr 0	SFr 29	SFr 0